Intangible Assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) asset	Dec. 31, 2022 USD ($)
Intangible Assets
Number of intangible assets wrote-offs | asset	2
Write-off amount		$ 163
Sonde
Intangible Assets
Decrease through loss of control of subsidiary, net assets	$ 19	$ 18